PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 64.3%
Asset-Backed Security 1.3%
Collateralized Loan Obligation
Midocean Credit CLO (Cayman Islands), Series 2017-07A, Class A1R, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%) (cost $321,786)	2.084%(c)	07/15/29	328	$322,425
Bank Loans 57.9%
Advertising 0.6%
Clear Channel Outdoor Holdings, Inc., Term B Loan, 3 Month LIBOR + 3.500%	4.738(c)	08/21/26	75	68,406
Terrier Media Buyer, Inc., 2021 Refinancing Term B Loans, 1 Month LIBOR + 3.500%	4.560(c)	12/17/26	85	81,388
				149,794
Aerospace & Defense 1.0%
Dynasty Acquisition Co., Inc.,
2020 Specified Refinancing Term B-1 Facility, 3 Month LIBOR + 3.500%	4.506(c)	04/06/26	49	46,277
2020 Specified Refinancing Term B-2 Facility, 3 Month LIBOR + 3.500%	4.506(c)	04/06/26	26	24,880

Spirit AeroSystems, Inc., Term Loan B, 1 Month LIBOR + 3.750%	4.810(c)	01/15/25	75	72,961
TransDigm, Inc., Tranche F Refinancing Term Loan, 1 Month LIBOR + 2.250%	3.310(c)	12/09/25	100	97,375
				241,493
Airlines 3.0%
Air Canada (Canada), Term Loan, 3 Month LIBOR + 3.500%	4.250(c)	08/11/28	150	145,687
American Airlines, Inc.,
2017 Replacement Class B Term Loan, 1 Month LIBOR + 2.000%	2.840(c)	12/15/23	250	244,286
Initial Term Loan, 3 Month LIBOR + 4.750%	5.813(c)	04/20/28	150	149,125

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Airlines (cont’d.)

Mileage Plus Holdings LLC, Initial Term Loan, 3 Month LIBOR + 5.250%	6.250%(c)	06/21/27	200	$202,556
				741,654
Apparel 0.3%
Fanatics Commerce Intermediate Holdco LLC, Initial Term Loan, 1 Month LIBOR + 3.250%^	4.310(c)	11/24/28	75	72,563
Auto Parts & Equipment 1.1%
Dexko Global, Inc.,
Closing Date Dollar Term Loan (First Lien), 3 Month LIBOR + 3.750%	4.717(c)	10/04/28	126	117,715
Delayed Draw Dollar Term Loan, 3 Month LIBOR + 3.750%	4.717(c)	10/04/28	24	22,422
Holley, Inc.,
Delayed Draw Term Loan, 3 Month LIBOR + 3.750%	2.382(c)	11/17/28	7	6,884
Initial Term Loan, 3 Month LIBOR + 3.750%	5.205(c)	11/17/28	43	41,158

Truck Hero, Inc., Initial Term Loan, 1 Month LIBOR + 3.250%	4.310(c)	01/31/28	100	90,688
				278,867
Beverages 1.0%
City Brewing Co. LLC, First Lien Closing Date Term Loan, 3 Month LIBOR + 3.500%	4.469(c)	04/05/28	100	92,250
Pegasus Bidco BV (Netherlands), Term Loan	—(p)	09/30/29	150	148,219
				240,469
Building Materials 1.4%
CHI Doors Holdings Corp., Term Loan, 3 Month LIBOR + 3.750%	4.560(c)	07/31/25	250	248,437
PHRG Intermediate LLC, Initial Term Loans, 1 Month LIBOR + 6.000%^	6.928(c)	12/16/26	100	95,000
				343,437

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Chemicals 2.2%
Albaugh LLC, Term Loan B, Term SOFR + 3.750%	4.750%(c)	04/06/29	75	$74,156
Alpha BV (United Kingdom), Initial Dollar Term Loan, 1 Month LIBOR + 2.500%	3.560(c)	03/18/28	150	145,554
Geon Performance Solutions LLC, Initial Term Loans, 1 Month LIBOR + 4.500%	5.560(c)	08/18/28	75	72,875
Perstorp Holding AB (Sweden), Facility B ($) Loan, 3 Month LIBOR + 4.250%	6.250(c)	02/27/26	150	147,187
Starfruit Finco BV (Netherlands), Initial Dollar Term Loan, 3 Month LIBOR + 3.000%	4.006(c)	10/01/25	50	48,292
Tronox Finance LLC, First Lien 2022 Incremental Term Loan, Term SOFR + 3.250%^	3.925(c)	04/04/29	75	72,750
				560,814
Commercial Services 3.1%
AG Group Holdings, Inc., Initial Term Loan, Term SOFR + 4.000%^	5.034(c)	12/29/28	75	71,812
Amentum Government Services Holdings LLC, Term Loan B, Term SOFR + 4.000%	4.638(c)	02/15/29	125	120,832
Avis Budget Car Rental LLC, Term Loan	—(p)	08/06/27	200	186,643
Inmar, Inc., Initial Term Loan (First Lien), 3 Month LIBOR + 4.000%	5.006(c)	05/01/24	60	57,713
Kingpin Intermediate Holdings LLC, 2018 Refinancing Term Loan, 1 Month LIBOR + 3.500%	4.560(c)	07/03/24	75	72,984
Mavis Tire Express Services TopCo LP, First Lien Initial Term Loan, Term SOFR + 4.000%	5.000(c)	05/04/28	75	71,679
MPH Acquisition Holdings LLC, Initial Term Loan, 3 Month LIBOR + 4.250%	5.825(c)	09/01/28	125	118,125
RLG Holdings LLC, First Lien Closing Date Initial Term Loan, 1 Month LIBOR + 4.250%^	5.310(c)	07/07/28	75	71,062
				770,850

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Computers 2.0%
ConvergeOne Holdings Corp., First Lien Initial Term Loan, 1 Month LIBOR + 5.000%	6.060%(c)	01/04/26	125	$110,990
McAfee Corp., Tranche B-1 Term Loan, Term SOFR + 4.000%	4.842(c)	03/01/29	150	141,825
Procera Networks, Inc. (Canada), Initial Term Loan (First Lien), 1 Month LIBOR + 4.500%^	5.560(c)	10/31/25	75	72,562
SonicWall U.S. Holdings, Inc., First Lien Term Loan, 3 Month LIBOR + 3.750%	5.256(c)	05/16/25	100	96,208
VeriFone Systems, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 4.000%	5.524(c)	08/20/25	100	88,750
				510,335
Diversified Financial Services 1.6%
Castlelake Aviation One DAC, Initial Term Loan, 3 Month LIBOR + 2.750%	3.576(c)	10/22/26	135	129,600
Hightower Holding LLC, Initial Term Loan, 3 Month LIBOR + 4.000%	5.098(c)	04/21/28	75	69,844
Hudson River Trading LLC, Term Loan, Term SOFR + 3.000%	4.149(c)	03/20/28	125	119,375
VFH Parent LLC, Initial Term Loan, Term SOFR + 3.000%	3.882(c)	01/13/29	95	91,437
				410,256
Electronics 1.2%
Deliver Buyer, Inc., Term Loan, 3 Month LIBOR + 5.000%^	6.006(c)	05/01/24	200	199,250
II-VI, Inc., Term Loan, 1 Month LIBOR + 2.000%	—(p)	12/31/28	75	73,062
Token Buyer, Inc., Term Loan^	—(p)	05/31/29	25	23,125
				295,437
Energy-Alternate Sources 0.5%
WIN Waste Innovations Holdings, Inc., Initial Term Loan, 3 Month LIBOR + 2.750%	3.756(c)	03/24/28	125	121,250

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Engineering & Construction 0.7%
Brand Industrial Services, Inc., Initial Term Loan, 3 Month LIBOR + 4.250%	5.331%(c)	06/21/24	100	$88,600
Osmose Utilities Services, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 3.250%	4.310(c)	06/23/28	90	83,700
				172,300
Entertainment 1.4%
Allen Media LLC, Term B Loan, 1 Month LIBOR + 5.650%	6.301(c)	02/10/27	165	155,976
CBAC Borrower LLC, Term B Loan, 1 Month LIBOR + 4.000%	5.060(c)	07/08/24	100	96,917
Scientific Games Holdings LP, Term Loan B2, Term SOFR + 3.500%	4.175(c)	04/04/29	100	95,828
				348,721
Environmental Control 1.9%
EWT Holdings III Corp., Term Loan, 1 Month LIBOR + 2.500%	3.563(c)	04/01/28	75	72,656
Filtration Group Corp., Initial Dollar Term Loan, 1 Month LIBOR + 3.000%	4.060(c)	03/31/25	150	144,375
GFL Environmental, Inc. (Canada), 2020 Term Loan, 3 Month LIBOR + 3.000%	4.239(c)	05/30/25	100	98,563
Harsco Corp., Term Loan, 1 Month LIBOR + 2.250%	3.313(c)	03/10/28	100	93,500
Packers Holdings LLC, Initial Term Loan, 1 Month LIBOR + 3.250%	4.000(c)	03/09/28	75	70,875
				479,969
Foods 0.5%
BCPE North Star U.S. Holdco, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 4.000%^	5.006(c)	06/09/28	69	64,789
Shearer’s Foods LLC, Refinancing Term Loan (First Lien), 1 Month LIBOR + 3.500%	4.560(c)	09/23/27	75	68,625
				133,414

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Forest Products & Paper 0.9%
Asplundh Tree Expert LLC, Term Loan, 1 Month LIBOR + 2.000%	2.810%(c)	09/04/27	75	$72,891
Neenah, Inc., New Term Loan B, 1 Month LIBOR + 3.000%	4.063(c)	04/06/28	150	147,437
				220,328
Hand/Machine Tools 0.3%
Alliance Laundry Systems LLC, Term Loan, 3 Month LIBOR + 3.750%	4.354(c)	10/08/27	75	72,312
Healthcare-Products 0.2%
Bausch + Lomb Corp., Initial Term Loan, Term SOFR + 3.250%	4.140(c)	05/10/27	60	57,720
Healthcare-Services 2.4%
Accelerated Health Systems LLC, Initial Term B Loan, Term SOFR + 4.500%	5.160(c)	02/15/29	100	96,000
eResearch Technology, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 4.500%	5.560(c)	02/04/27	100	96,083
Global Medical Response, Inc., 2017-2 New Term Loan, 1 Month LIBOR + 4.250%	5.310(c)	03/14/25	100	95,042
LifePoint Health, Inc., First Lien Term B Loan, 1 Month LIBOR + 3.750%	4.810(c)	11/16/25	150	144,000
Mamba Purchaser, Inc., Initial Term Loan, 1 Month LIBOR + 3.750%	4.678(c)	10/16/28	50	48,166
Radnet Management, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 3.000%	4.006(c)	04/23/28	90	86,925
U.S. Anesthesia Partners, Inc., Initial Term Loan, 3 Month LIBOR + 4.250%	5.050(c)	10/01/28	50	47,778
				613,994
Insurance 1.1%
AmWINS Group, Inc., Term Loan, 1 Month LIBOR + 2.250%	3.310(c)	02/19/28	90	86,265
Asurion LLC, New B-9 Term Loan, 1 Month LIBOR + 3.250%	4.310(c)	07/31/27	200	188,900
				275,165

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Internet 0.8%
CMI Marketing, Inc., Term Loan B, 1 Month LIBOR + 4.250%	5.256%(c)	03/23/28	100	$97,625
Northwest Fiber LLC, First Lien Term B-2 Loan, 1 Month LIBOR + 3.750%	4.625(c)	04/30/27	100	94,000
				191,625
Machinery-Construction & Mining 0.4%
Vertiv Group Corp., Term B Loan, 3 Month LIBOR + 2.750%	3.550(c)	03/02/27	100	95,083
Machinery-Diversified 2.2%
Clark Equipment Co. (South Korea), Tranche B Term Loan, Term SOFR + 2.500%	3.472(c)	04/20/29	150	145,688
CPM Holdings, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 3.500%^	4.300(c)	11/17/25	75	71,625
Gardner Denver, Inc., Term Loan, 1 Month LIBOR + 2.000%	2.884(c)	02/28/27	75	72,875
Pro Mach Group, Inc.,
Delayed Draw Term Loan, 1 Month LIBOR + 4.000%	4.261(c)	08/31/28	4	4,041
Initial Term Loan, 1 Month LIBOR + 4.000%	5.030(c)	08/31/28	61	58,711

Welbilt, Inc., Term Loan, 1 Month LIBOR + 2.500%	3.560(c)	10/23/25	200	195,500
				548,440
Media 2.7%
Charter Communications Operating LLC, Term Loan, 1 Month LIBOR + 2.000%	2.810(c)	02/01/27	125	122,210
Diamond Sports Group LLC, Second Lien Term Loan, Term SOFR + 3.250%	4.092(c)	08/24/26	400	119,250
iHeartCommunications, Inc., New Term Loan, 1 Month LIBOR + 3.000%	4.060(c)	05/01/26	130	124,451

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Media (cont’d.)
Radiate Holdco LLC, Amendment No. 6 New Term Loans, 1 Month LIBOR + 3.250%	4.310%(c)	09/25/26	125	$121,094
WideOpenWest Finance LLC, Term B Loan, Term SOFR + 3.000%	3.872(c)	12/20/28	200	194,050
				681,055
Metal Fabricate/Hardware 1.1%
AZZ, Inc., Initial Term Loan, Term SOFR + 4.350%^	5.384(c)	05/13/29	200	193,000
Grinding Media, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 4.000%^	4.796(c)	10/12/28	88	83,125
				276,125
Oil & Gas 0.8%
Citgo Petroleum Corp., 2019 Incremental Term B Loan, 1 Month LIBOR + 6.250%	7.310(c)	03/28/24	100	98,050
Delek U.S. Holdings, Inc., Term Loan, 3 Month LIBOR + 2.250%	3.273(c)	03/31/25	100	96,250
				194,300
Packaging & Containers 3.3%
BWay Holding Co., Initial Term Loan, 1 Month LIBOR + 3.250%	4.050(c)	04/03/24	100	95,709
Charter Next Generation, Inc., Term Loan, 1 Month LIBOR + 3.750%	4.810(c)	12/01/27	75	72,000
Clydesdale Acquisition Holdings, Inc., Term B Loan, Term SOFR + 4.250%	5.384(c)	04/13/29	190	179,126
Graham Packaging Co., Inc., New Term Loan, 1 Month LIBOR + 3.000%	4.060(c)	08/04/27	100	94,891
Pactiv Evergreen Group Holdings, Inc., Tranche B-3 U.S. Term Loan, 1 Month LIBOR + 3.500%	4.560(c)	09/25/28	100	95,313

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Packaging & Containers (cont’d.)
Pretium PKG Holdings, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 4.000%	4.883%(c)	10/02/28	200	$185,833
Reynolds Group Holdings, Inc., Tranche B-2 US Term Loan, 1 Month LIBOR + 3.250%	4.310(c)	02/05/26	100	95,094
				817,966
Pharmaceuticals 2.3%
Amneal Pharmaceuticals LLC, Initial Term Loan, 1 Month LIBOR + 3.500%	4.563(c)	05/04/25	150	141,188
Change Healthcare Holdings LLC, Closing Date Term Loan, 1 Month LIBOR + 2.500%	3.560(c)	03/01/24	225	220,594
Gainwell Acquisition Corp., Term B Loan, 3 Month LIBOR + 4.000%	5.006(c)	10/01/27	100	97,500
Milk Specialties Co., 2021 Refinancing Term Loan, 3 Month LIBOR + 4.000%	5.000(c)	08/15/25	125	122,135
				581,417
Pipelines 0.4%
Prairie ECI Acquiror, LP, Initial Term Loan, 1 Month LIBOR + 4.750%	5.810(c)	03/11/26	100	95,250
Real Estate 0.9%
Brookfield Property REIT, Inc., Initial Term B Loan, Term SOFR + 2.500%	3.634(c)	08/27/25	250	238,828
Real Estate Investment Trusts (REITs) 0.4%
Blackstone Mortgage Trust, Inc., Term Loan, Term SOFR + 3.500%^	4.298(c)	05/09/29	100	97,000
Retail 2.7%
EG America LLC (United Kingdom), Additional Facility Loan, 3 Month LIBOR + 4.000%	5.006(c)	02/07/25	100	95,875
Empire Today LLC, Closing Date Term Loan, 3 Month LIBOR + 5.000%^	5.750(c)	04/03/28	75	60,750
Fogo de Chao, Inc., 2018 Refinancing Term Loan, 1 Month LIBOR + 4.250%	5.310(c)	04/07/25	75	71,719

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Retail (cont’d.)
Great Outdoors Group LLC, Term B-2 Loan, 1 Month LIBOR + 3.750%	4.810%(c)	03/06/28	100	$94,600
Park River Holdings, Inc., Intial Term Loan, 3 Month LIBOR + 3.250%	4.217(c)	12/28/27	75	68,759
Petco Health & Wellness Co., Inc., First Lien Initial Term Loan, 3 Month LIBOR + 3.250%	4.256(c)	03/03/28	100	94,950
Pilot Travel Centers LLC, Initial Tranche B Term Loan, 1 Month LIBOR + 2.000%	3.134(c)	08/04/28	100	96,531
SRS Distribution, Inc., 2021 Refinancing Term Loan, 3 Month LIBOR + 3.500%	4.019(c)	06/02/28	100	94,833
				678,017
Software 6.0%
AppLovin Corp., Amendment No. 6 New Term Loans, 1 Month LIBOR + 3.000%	4.060(c)	10/25/28	100	97,250
athenahealth, Inc., Initial Term Loan, Term SOFR + 3.500%	4.363(c)	02/15/29	86	81,446
Boxer Parent Co., Inc., 2021 Replacement Dollar Term Loan, 1 Month LIBOR + 3.750%	4.810(c)	10/02/25	150	143,644
Cloudera, Inc., Initial Term Loan, 1 Month LIBOR + 3.750%	4.810(c)	10/08/28	115	108,867
EagleView Technology Corp., First Lien Term Loan, 3 Month LIBOR + 3.500%^	4.506(c)	08/14/25	100	95,000
Finastra USA, Inc.,
Dollar Term Loan (Second Lien), 3 Month LIBOR + 7.250%	8.489(c)	06/13/25	100	87,000
First Lien Dollar Term Loan, 3 Month LIBOR + 3.500%	4.739(c)	06/13/24	150	141,321

HS Purchaser LLC, First Lien 7th Amendment Refinancing Term Loan, Term SOFR + 4.000%	4.813(c)	11/19/26	75	72,094
Polaris Newco LLC, First Lien Dollar Term Loan, 1 Month LIBOR + 4.000%	5.060(c)	06/02/28	100	95,428
Rackspace Technology Global, Inc., Term B Loan, 3 Month LIBOR + 2.750%	3.500(c)	02/15/28	100	95,031

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Software (cont’d.)

Red Planet Borrower LLC, First Lien Initial Term Loan, 3 Month LIBOR + 3.750%	4.756%(c)	10/02/28	100	$94,375
Skillsoft Finance II, Inc., Initial Term Loan, 3 Month LIBOR + 4.750%	6.187(c)	07/14/28	100	95,500
Sovos Compliance LLC,
Delayed Draw Term Loan, 3 Month LIBOR + 4.000%	4.500(c)	08/11/28	15	14,269
First Lien Initial Term Loan, 1 Month LIBOR + 4.500%	5.560(c)	08/11/28	85	82,419

TIBCO Software, Inc., Term Loan B-3, 3 Month LIBOR + 3.750%	4.810(c)	06/30/26	198	194,260
				1,497,904
Telecommunications 4.6%
CCI Buyer, Inc., First Lien Initial Term Loan, Term SOFR + 4.000%	4.750(c)	12/17/27	100	95,600
Connect Finco Sarl (United Kingdom), Amendment No. 1 Refinancing Term Loan, 1 Month LIBOR + 3.500%	4.560(c)	12/11/26	105	100,537
Crown Subsea Communications Holding, Inc., Initial Term Loan, 1 Month LIBOR + 4.750%	5.550(c)	04/27/27	200	195,500
Digicel International Finance Ltd. (Saint Lucia), First Lien Initial Term B Loan, 1 Month LIBOR + 3.250%	4.310(c)	05/27/24	130	114,833
Intelsat Jackson Holdings SA (Luxembourg), Term B Loan, Term SOFR + 4.250%	4.920(c)	02/01/29	200	188,200
Iridium Satellite LLC, Term B-2 Loan, 1 Month LIBOR + 2.500%	3.560(c)	11/04/26	100	97,021
Viasat, Inc., Initial Term Loan, Term SOFR + 4.500%	5.649(c)	03/02/29	75	72,188
West Corp., Initial Term B Loan, 1 Month LIBOR + 4.000%	5.060(c)	10/10/24	100	89,167
Xplornet Communications, Inc. (Canada), Refinancing Term Loan, 1 Month LIBOR + 4.000%	5.060(c)	10/02/28	100	91,750
Zacapa Sarl (Luxembourg), Initial Term Loans 2022, Term SOFR + 4.250%	4.766(c)	03/22/29	125	120,469
				1,165,265

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Transportation 0.9%
Genesee & Wyoming, Inc., Term Loan, 1 Month LIBOR + 2.000%	3.006%(c)	12/30/26	100	$97,300
LaserShip, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 4.500%	5.250(c)	05/08/28	50	47,583
PODS LLC, Term Loan, 1 Month LIBOR + 3.000%	4.060(c)	03/31/28	75	71,578
				216,461

Total Bank Loans (cost $14,579,107)				14,485,878
Corporate Bonds 5.1%
Banks 3.2%
Bank of America Corp.,
Jr. Sub. Notes, Series MM	4.300(ff)	01/28/25(oo)	150	138,031
Jr. Sub. Notes, Series RR	4.375(ff)	01/27/27(oo)	150	133,348

Citigroup, Inc., Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	200	178,217
JPMorgan Chase & Co., Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	400	360,163
				809,759
Building Materials 0.2%
SRM Escrow Issuer LLC, Sr. Sec’d. Notes, 144A	6.000	11/01/28	50	46,676
Commercial Services 0.4%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500	03/01/28	100	92,519
Electric 0.4%
Calpine Corp., Sr. Unsec’d. Notes, 144A	4.625	02/01/29	100	89,000
Healthcare-Products 0.2%
Mozart Debt Merger Sub, Inc., Sr. Sec’d. Notes, 144A	3.875	04/01/29	70	63,196

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas 0.3%
MEG Energy Corp. (Canada), Gtd. Notes, 144A	7.125%	02/01/27	80	$83,908
Packaging & Containers 0.2%
Sealed Air Corp., Gtd. Notes, 144A	5.000	04/15/29	50	49,660
Real Estate Investment Trusts (REITs) 0.2%
Diversified Healthcare Trust, Gtd. Notes	4.375	03/01/31	60	47,176

Total Corporate Bonds (cost $1,243,705)				1,281,894

Total Long-Term Investments (cost $16,144,598)				16,090,197

	Shares
Short-Term Investment 89.4%
Unaffiliated Fund
Dreyfus Government Cash Management (Institutional Shares) (cost $22,352,636)	22,352,636	22,352,636

TOTAL INVESTMENTS 153.7% (cost $38,497,234)		38,442,833
Liabilities in excess of other assets(z) (53.7)%		(13,423,783)

Net Assets 100.0%		$25,019,050

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CLO—Collateralized Loan Obligation
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
SOFR—Secured Overnight Financing Rate

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $1,343,192 and 5.4% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2022.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded loan commitments outstanding at May 31, 2022:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
athenahealth, Inc., Initial Delayed Draw Term Loan, 1 - 3 Month LIBOR + 1.000%, 1.000%(c), Maturity Date 02/15/29 (cost $13,987)	14	$13,804	$—	$(183)
BCPE North Star U.S. Holdco 2, Inc., First Lien Delayed Draw Term Loan, 1 - 3 Month LIBOR + 4.000%, 4.000%(c), Maturity Date 06/09/28 (cost $5,932)^	6	5,711	—	(221)
		$19,515	$—	$(404)
Futures contracts outstanding at May 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
4	5 Year U.S. Treasury Notes	Sep. 2022	$451,813	$(156)
1	10 Year U.S. Treasury Notes	Sep. 2022	119,453	250
				$94
Credit default swap agreements outstanding at May 31, 2022:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2022(4)	Value at Trade Date	Value at May 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.38.V2	06/20/27	5.000%(Q)	500	4.602%	$(325)	$13,085	$13,410
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness.

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).